Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of basic earnings per share

	Year ended December 31,
	2025	2024	2023
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	11	(3)	(50)
Less: Dividends on Preferred Shares (see note 25)	(22)	(24)	(24)
Loss attributable to equity holders used in calculating earnings per share	(11)	(27)	(74)
Weighted average number of Ordinary Shares for EPS (millions)	597.7	597.7	597.6
Loss per share	$(0.02)	$(0.05)	$(0.12)